Employees - Summary of Employees (Parenthetical) (Detail)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure Of Average Number Of Employees [Abstract]
Percentage of employees of subsidiary companies	100.00%	100.00%	100.00%